SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of short-term investments [Abstract]
Schedule of Short-Term Investments
	December 31, 2018 US$’000	December 31, 2017 US$’000
Investments (deposits)	-	34,043